SCHEDULE OF BANK BORROWINGS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Bank borrowings	$ 16,953	$ 23,333
Within 12 months	16,953	23,333
Over 1 year
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings		$ 175
Term of repayments	5 years	5 years
Annual interest rate	3.00%	3.00%
Bills Payable [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 16,953	$ 23,158